Shareholder Report		12 Months Ended
	Dec. 01, 2024	Nov. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type		N-CSR
Amendment Flag		false
Registrant Name		DEUTSCHE DWS INVESTMENT TRUST
Entity Central Index Key		0000088064
Entity Investment Company Type		N-1A
Document Period End Date		Nov. 30, 2025
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
C000203122
Shareholder Report [Line Items]
Fund Name		DWS ESG Core Equity Fund
Class Name		Class A
Trading Symbol		DESAX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about DWS ESG Core Equity Fund (the "Fund") for the period December 1, 2024 to November 30, 2025.
Additional Information [Text Block]		You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.
Material Fund Change Notice [Text Block]		This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		(800) 728-3337
Additional Information Website		dws.com/mutualreports
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$86	0.80%

Gross expense ratio as of the latest prospectus: 0.93%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Expenses Paid, Amount		$ 86
Expense Ratio, Percent		0.80%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Class A shares of the Fund returned 14.41% (unadjusted for sales charges) for the period ended November 30, 2025. The Russell 1000® Index, returned 14.09% for the same period.

Individual stock selection was the primary reason for the Fund’s outperformance relative to the Russell 1000® Index. The Fund produced the best results in the communication services sector, where an overweight position in Google parent Alphabet, Inc. (8.4%) accounted for nearly all of the positive showing. Investors grew more optimistic regarding the company’s ability to capitalize on the growth potential of artificial intelligence, boosting its shares. The financials sector was a further area of strength, led by Citigroup, Inc. (1.8%) and Goldman Sachs Group, Inc.* The Fund also outperformed in industrials, where Howmet Aerospace, Inc. (1.6%) and GE Aerospace* both benefited from the broader strength in the defense industry amid ongoing geopolitical tensions. The information technology sector was also home to a number of individual winners, including the semiconductor companies Micron Technology, Inc. (1.3%), Lam Research Corp (0.8%), and Advanced Micro Devices, Inc. (1.2%).

On the other hand, stock selection in health care detracted from relative performance. Holdings in the insurance stocks Cigna Group (1.7%), Humana, Inc., (0.5%) and Centene Corp. (0.3%) all lost ground amid concerns about rising costs and shifting government policies related to Medicare and Medicaid. The Fund lagged in real estate due to the underperformance of its positions in Iron Mountain, Inc. (0.9%) and Digital Realty Trust, Inc. (0.6%). Outside of these two sectors, an underweight in the semiconductor stock Broadcom, Inc (2.3%) was a key detractor, as were overweights in Salesforce, Inc. (1.1%), Owens Corning (0.5%), and KKR & Co., Inc. (0.8%). The liquid natural gas infrastructure company New Fortress Energy, Inc. (0.03%), which came under pressure from worries about whether it could avoid bankruptcy, was an additional detractor of note.

Percentages in parentheses are based on the Fund’s net assets as of November 30, 2025.

* Not held at November 30, 2025.

Performance Past Does Not Indicate Future [Text]		The Fund's past performance is not a good predictor or guarantee of the Fund's future performance.
Line Graph [Table Text Block]
	Class A	Russell 1000® Index
'15	$9,425	$10,000
'15	$8,984	$9,820
'16	$8,387	$9,292
'16	$8,485	$9,288
'16	$9,189	$9,935
'16	$9,367	$9,989
'16	$9,434	$10,164
'16	$9,095	$10,187
'16	$9,461	$10,575
'16	$9,617	$10,589
'16	$9,572	$10,598
'16	$9,445	$10,391
'16	$9,878	$10,801
'16	$10,005	$11,004
'17	$10,227	$11,225
'17	$10,338	$11,660
'17	$10,285	$11,667
'17	$10,227	$11,790
'17	$10,174	$11,941
'17	$10,338	$12,024
'17	$10,507	$12,262
'17	$10,373	$12,301
'17	$10,751	$12,563
'17	$10,850	$12,851
'17	$11,206	$13,243
'17	$11,282	$13,390
'18	$11,571	$14,125
'18	$10,879	$13,607
'18	$10,861	$13,298
'18	$10,975	$13,343
'18	$10,951	$13,684
'18	$10,825	$13,772
'18	$11,083	$14,247
'18	$11,180	$14,738
'18	$11,047	$14,794
'18	$10,265	$13,747
'18	$10,554	$14,027
'18	$9,337	$12,750
'19	$10,149	$13,818
'19	$10,468	$14,286
'19	$10,417	$14,535
'19	$10,765	$15,122
'19	$10,004	$14,158
'19	$10,613	$15,152
'19	$10,729	$15,387
'19	$10,475	$15,105
'19	$10,801	$15,367
'19	$11,113	$15,693
'19	$11,577	$16,286
'19	$11,923	$16,756
'20	$11,884	$16,774
'20	$10,871	$15,404
'20	$9,548	$13,368
'20	$10,677	$15,135
'20	$11,136	$15,933
'20	$11,346	$16,285
'20	$11,884	$17,239
'20	$12,857	$18,504
'20	$12,382	$17,828
'20	$11,977	$17,398
'20	$13,418	$19,447
'20	$14,161	$20,269
'21	$14,210	$20,102
'21	$14,476	$20,685
'21	$15,180	$21,467
'21	$15,867	$22,623
'21	$16,077	$22,730
'21	$16,538	$23,300
'21	$16,990	$23,784
'21	$17,548	$24,472
'21	$16,643	$23,348
'21	$17,904	$24,968
'21	$17,475	$24,633
'21	$18,235	$25,631
'22	$17,296	$24,186
'22	$16,831	$23,522
'22	$17,442	$24,316
'22	$16,001	$22,149
'22	$16,001	$22,115
'22	$14,788	$20,263
'22	$16,183	$22,150
'22	$15,655	$21,300
'22	$14,278	$19,329
'22	$15,563	$20,879
'22	$16,439	$22,008
'22	$15,357	$20,729
'23	$16,504	$22,118
'23	$16,030	$21,592
'23	$16,627	$22,275
'23	$16,892	$22,551
'23	$16,987	$22,656
'23	$17,963	$24,186
'23	$18,579	$25,018
'23	$18,190	$24,580
'23	$17,385	$23,425
'23	$16,921	$22,859
'23	$18,474	$24,994
'23	$19,401	$26,228
'24	$19,664	$26,594
'24	$20,557	$28,030
'24	$21,471	$28,928
'24	$20,742	$27,697
'24	$21,888	$29,002
'24	$22,442	$29,961
'24	$22,986	$30,397
'24	$23,287	$31,118
'24	$23,841	$31,783
'24	$23,433	$31,561
'24	$24,754	$33,593
'24	$23,971	$32,657
'25	$24,556	$33,696
'25	$23,824	$33,107
'25	$22,370	$31,191
'25	$22,099	$31,005
'25	$23,531	$32,984
'25	$24,818	$34,655
'25	$25,403	$35,425
'25	$26,083	$36,170
'25	$27,077	$37,424
'25	$28,081	$38,232
'25	$28,321	$38,325

Average Annual Return [Table Text Block]
Class/Index	1-Year	5-Year	10-Year
Class A Unadjusted for Sales Charge	14.41%	16.11%	11.63%
Class A Adjusted for the Maximum Sales Charge (max 5.75% load)	7.83%	14.75%	10.97%
Russell 1000® Index	14.09%	14.53%	14.38%

No Deduction of Taxes [Text Block]		The performance graph and returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Material Change Date	Dec. 01, 2024
AssetsNet		$ 283,315,528
Holdings Count | Holding		92
Advisory Fees Paid, Amount		$ 1,099,521
InvestmentCompanyPortfolioTurnover		16.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets ($)	283,315,528
Number of Portfolio Holdings	92
Portfolio Turnover Rate (%)	16
Total Net Advisory Fees Paid ($)	1,099,521

Holdings [Text Block]

Asset Allocation

Asset Type	% of Net Assets
Common Stocks	99%
Cash Equivalents	1%
Put Options Purchased	0%
Other Assets and Liabilities, Net	0%
Total	100%

Sector Allocation

Sector	% of Net Assets
Information Technology	33%
Financials	15%
Consumer Discretionary	11%
Communication Services	11%
Health Care	9%
Industrials	7%
Consumer Staples	5%
Energy	3%
Utilities	2%
Real Estate	2%
Materials	2%

Ten Largest Equity Holdings

Holdings	45.9% of Net Assets
Apple, Inc.	9.2%
Microsoft Corp.	8.6%
Alphabet, Inc.	8.4%
NVIDIA Corp.	6.0%
Amazon.com, Inc.	3.2%
Bank of America Corp.	2.4%
Broadcom, Inc.	2.3%
The Goldman Sachs Group, Inc.	2.0%
Amgen, Inc.	1.9%
Tesla, Inc.	1.9%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Fund since December 1, 2024. For more information, review the Fund's current prospectus at dws.com/mutualreports, or call (800) 728-3337.

Effective December 15, 2025, the Fund changed its name from DWS ESG Core Equity Fund to DWS Enhanced Core Equity Fund.

The Fund also modified its 80% investment policy to "the Fund invests at least 80% of net assets, plus the amount of any borrowings for investment purposes, in equities, mainly common stocks" and modified its investment process.

Material Fund Change Name [Text Block]		Effective December 15, 2025, the Fund changed its name from DWS ESG Core Equity Fund to DWS Enhanced Core Equity Fund.
Material Fund Change Strategies [Text Block]

The Fund also modified its 80% investment policy to "the Fund invests at least 80% of net assets, plus the amount of any borrowings for investment purposes, in equities, mainly common stocks" and modified its investment process.

Summary of Change Legend [Text Block]		This is a summary of certain changes of the Fund since December 1, 2024. For more information, review the Fund's current prospectus at dws.com/mutualreports, or call (800) 728-3337.
C000203123
Shareholder Report [Line Items]
Fund Name		DWS ESG Core Equity Fund
Class Name		Class C
Trading Symbol		DESCX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about DWS ESG Core Equity Fund (the "Fund") for the period December 1, 2024 to November 30, 2025.
Additional Information [Text Block]		You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.
Material Fund Change Notice [Text Block]		This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		(800) 728-3337
Additional Information Website		dws.com/mutualreports
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$165	1.55%

Gross expense ratio as of the latest prospectus: 1.74%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Expenses Paid, Amount		$ 165
Expense Ratio, Percent		1.55%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Class C shares of the Fund returned 13.49% (unadjusted for sales charges) for the period ended November 30, 2025. The Russell 1000® Index, returned 14.09% for the same period.

Individual stock selection was the primary reason for the Fund’s outperformance relative to the Russell 1000® Index. The Fund produced the best results in the communication services sector, where an overweight position in Google parent Alphabet, Inc. (8.4%) accounted for nearly all of the positive showing. Investors grew more optimistic regarding the company’s ability to capitalize on the growth potential of artificial intelligence, boosting its shares. The financials sector was a further area of strength, led by Citigroup, Inc. (1.8%) and Goldman Sachs Group, Inc.* The Fund also outperformed in industrials, where Howmet Aerospace, Inc. (1.6%) and GE Aerospace* both benefited from the broader strength in the defense industry amid ongoing geopolitical tensions. The information technology sector was also home to a number of individual winners, including the semiconductor companies Micron Technology, Inc. (1.3%), Lam Research Corp (0.8%), and Advanced Micro Devices, Inc. (1.2%).

On the other hand, stock selection in health care detracted from relative performance. Holdings in the insurance stocks Cigna Group (1.7%), Humana, Inc., (0.5%) and Centene Corp. (0.3%) all lost ground amid concerns about rising costs and shifting government policies related to Medicare and Medicaid. The Fund lagged in real estate due to the underperformance of its positions in Iron Mountain, Inc. (0.9%) and Digital Realty Trust, Inc. (0.6%). Outside of these two sectors, an underweight in the semiconductor stock Broadcom, Inc (2.3%) was a key detractor, as were overweights in Salesforce, Inc. (1.1%), Owens Corning (0.5%), and KKR & Co., Inc. (0.8%). The liquid natural gas infrastructure company New Fortress Energy, Inc. (0.03%), which came under pressure from worries about whether it could avoid bankruptcy, was an additional detractor of note.

Percentages in parentheses are based on the Fund’s net assets as of November 30, 2025.

* Not held at November 30, 2025.

Performance Past Does Not Indicate Future [Text]		The Fund's past performance is not a good predictor or guarantee of the Fund's future performance.
Line Graph [Table Text Block]
	Class C	Russell 1000® Index
'15	$10,000	$10,000
'15	$9,532	$9,820
'16	$8,891	$9,292
'16	$8,992	$9,288
'16	$9,731	$9,935
'16	$9,911	$9,989
'16	$9,977	$10,164
'16	$9,611	$10,187
'16	$9,995	$10,575
'16	$10,152	$10,589
'16	$10,098	$10,598
'16	$9,953	$10,391
'16	$10,404	$10,801
'16	$10,538	$11,004
'17	$10,758	$11,225
'17	$10,871	$11,660
'17	$10,808	$11,667
'17	$10,739	$11,790
'17	$10,683	$11,941
'17	$10,846	$12,024
'17	$11,015	$12,262
'17	$10,864	$12,301
'17	$11,253	$12,563
'17	$11,353	$12,851
'17	$11,717	$13,243
'17	$11,787	$13,390
'18	$12,077	$14,125
'18	$11,356	$13,607
'18	$11,330	$13,298
'18	$11,440	$13,343
'18	$11,407	$13,684
'18	$11,266	$13,772
'18	$11,530	$14,247
'18	$11,626	$14,738
'18	$11,485	$14,794
'18	$10,660	$13,747
'18	$10,950	$14,027
'18	$9,686	$12,750
'19	$10,522	$13,818
'19	$10,846	$14,286
'19	$10,785	$14,535
'19	$11,140	$15,122
'19	$10,344	$14,158
'19	$10,970	$15,152
'19	$11,079	$15,387
'19	$10,808	$15,105
'19	$11,140	$15,367
'19	$11,450	$15,693
'19	$11,930	$16,286
'19	$12,278	$16,756
'20	$12,220	$16,774
'20	$11,178	$15,404
'20	$9,813	$13,368
'20	$10,963	$15,135
'20	$11,434	$15,933
'20	$11,641	$16,285
'20	$12,187	$17,239
'20	$13,172	$18,504
'20	$12,684	$17,828
'20	$12,254	$17,398
'20	$13,718	$19,447
'20	$14,477	$20,269
'21	$14,511	$20,102
'21	$14,776	$20,685
'21	$15,484	$21,467
'21	$16,166	$22,623
'21	$16,379	$22,730
'21	$16,831	$23,300
'21	$17,284	$23,784
'21	$17,838	$24,472
'21	$16,900	$23,348
'21	$18,171	$24,968
'21	$17,727	$24,633
'21	$18,483	$25,631
'22	$17,521	$24,186
'22	$17,041	$23,522
'22	$17,646	$24,316
'22	$16,185	$22,149
'22	$16,165	$22,115
'22	$14,935	$20,263
'22	$16,329	$22,150
'22	$15,790	$21,300
'22	$14,386	$19,329
'22	$15,675	$20,879
'22	$16,550	$22,008
'22	$15,451	$20,729
'23	$16,583	$22,118
'23	$16,106	$21,592
'23	$16,702	$22,275
'23	$16,950	$22,551
'23	$17,029	$22,656
'23	$18,002	$24,186
'23	$18,607	$25,018
'23	$18,200	$24,580
'23	$17,387	$23,425
'23	$16,920	$22,859
'23	$18,458	$24,994
'23	$19,370	$26,228
'24	$19,623	$26,594
'24	$20,493	$28,030
'24	$21,393	$28,928
'24	$20,655	$27,697
'24	$21,788	$29,002
'24	$22,324	$29,961
'24	$22,850	$30,397
'24	$23,133	$31,118
'24	$23,669	$31,783
'24	$23,254	$31,561
'24	$24,549	$33,593
'24	$23,749	$32,657
'25	$24,315	$33,696
'25	$23,586	$33,107
'25	$22,128	$31,191
'25	$21,845	$31,005
'25	$23,249	$32,984
'25	$24,500	$34,655
'25	$25,065	$35,425
'25	$25,718	$36,170
'25	$26,675	$37,424
'25	$27,655	$38,232
'25	$27,861	$38,325

Average Annual Return [Table Text Block]
Class/Index	1-Year	5-Year	10-Year
Class C Unadjusted for Sales Charge	13.49%	15.22%	10.79%
Class C Adjusted for the Maximum Sales Charge (max 1.00% CDSC)	12.49%	15.22%	10.79%
Russell 1000® Index	14.09%	14.53%	14.38%

No Deduction of Taxes [Text Block]		The performance graph and returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Material Change Date	Dec. 01, 2024
AssetsNet		$ 283,315,528
Holdings Count | Holding		92
Advisory Fees Paid, Amount		$ 1,099,521
InvestmentCompanyPortfolioTurnover		16.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets ($)	283,315,528
Number of Portfolio Holdings	92
Portfolio Turnover Rate (%)	16
Total Net Advisory Fees Paid ($)	1,099,521

Holdings [Text Block]

Asset Allocation

Asset Type	% of Net Assets
Common Stocks	99%
Cash Equivalents	1%
Put Options Purchased	0%
Other Assets and Liabilities, Net	0%
Total	100%

Sector Allocation

Sector	% of Net Assets
Information Technology	33%
Financials	15%
Consumer Discretionary	11%
Communication Services	11%
Health Care	9%
Industrials	7%
Consumer Staples	5%
Energy	3%
Utilities	2%
Real Estate	2%
Materials	2%

Ten Largest Equity Holdings

Holdings	45.9% of Net Assets
Apple, Inc.	9.2%
Microsoft Corp.	8.6%
Alphabet, Inc.	8.4%
NVIDIA Corp.	6.0%
Amazon.com, Inc.	3.2%
Bank of America Corp.	2.4%
Broadcom, Inc.	2.3%
The Goldman Sachs Group, Inc.	2.0%
Amgen, Inc.	1.9%
Tesla, Inc.	1.9%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Fund since December 1, 2024. For more information, review the Fund's current prospectus at dws.com/mutualreports, or call (800) 728-3337.

Effective December 15, 2025, the Fund changed its name from DWS ESG Core Equity Fund to DWS Enhanced Core Equity Fund.

The Fund also modified its 80% investment policy to "the Fund invests at least 80% of net assets, plus the amount of any borrowings for investment purposes, in equities, mainly common stocks" and modified its investment process.

Material Fund Change Name [Text Block]		Effective December 15, 2025, the Fund changed its name from DWS ESG Core Equity Fund to DWS Enhanced Core Equity Fund.
Material Fund Change Strategies [Text Block]

The Fund also modified its 80% investment policy to "the Fund invests at least 80% of net assets, plus the amount of any borrowings for investment purposes, in equities, mainly common stocks" and modified its investment process.

Summary of Change Legend [Text Block]		This is a summary of certain changes of the Fund since December 1, 2024. For more information, review the Fund's current prospectus at dws.com/mutualreports, or call (800) 728-3337.
C000203117
Shareholder Report [Line Items]
Fund Name		DWS ESG Core Equity Fund
Class Name		Class R
Trading Symbol		DESRX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about DWS ESG Core Equity Fund (the "Fund") for the period December 1, 2024 to November 30, 2025.
Additional Information [Text Block]		You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.
Material Fund Change Notice [Text Block]		This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		(800) 728-3337
Additional Information Website		dws.com/mutualreports
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R	$112	1.05%

Gross expense ratio as of the latest prospectus: 1.33%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Expenses Paid, Amount		$ 112
Expense Ratio, Percent		1.05%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Class R shares of the Fund returned 14.09% for the period ended November 30, 2025. The Russell 1000® Index, returned 14.09% for the same period.

Individual stock selection was the primary reason for the Fund’s outperformance relative to the Russell 1000® Index. The Fund produced the best results in the communication services sector, where an overweight position in Google parent Alphabet, Inc. (8.4%) accounted for nearly all of the positive showing. Investors grew more optimistic regarding the company’s ability to capitalize on the growth potential of artificial intelligence, boosting its shares. The financials sector was a further area of strength, led by Citigroup, Inc. (1.8%) and Goldman Sachs Group, Inc.* The Fund also outperformed in industrials, where Howmet Aerospace, Inc. (1.6%) and GE Aerospace* both benefited from the broader strength in the defense industry amid ongoing geopolitical tensions. The information technology sector was also home to a number of individual winners, including the semiconductor companies Micron Technology, Inc. (1.3%), Lam Research Corp (0.8%), and Advanced Micro Devices, Inc. (1.2%).

On the other hand, stock selection in health care detracted from relative performance. Holdings in the insurance stocks Cigna Group (1.7%), Humana, Inc., (0.5%) and Centene Corp. (0.3%) all lost ground amid concerns about rising costs and shifting government policies related to Medicare and Medicaid. The Fund lagged in real estate due to the underperformance of its positions in Iron Mountain, Inc. (0.9%) and Digital Realty Trust, Inc. (0.6%). Outside of these two sectors, an underweight in the semiconductor stock Broadcom, Inc (2.3%) was a key detractor, as were overweights in Salesforce, Inc. (1.1%), Owens Corning (0.5%), and KKR & Co., Inc. (0.8%). The liquid natural gas infrastructure company New Fortress Energy, Inc. (0.03%), which came under pressure from worries about whether it could avoid bankruptcy, was an additional detractor of note.

Percentages in parentheses are based on the Fund’s net assets as of November 30, 2025.

* Not held at November 30, 2025.

Performance Past Does Not Indicate Future [Text]		The Fund's past performance is not a good predictor or guarantee of the Fund's future performance.
Line Graph [Table Text Block]
	Class R	Russell 1000® Index
'15	$10,000	$10,000
'15	$9,530	$9,820
'16	$8,896	$9,292
'16	$8,995	$9,288
'16	$9,742	$9,935
'16	$9,931	$9,989
'16	$10,001	$10,164
'16	$9,636	$10,187
'16	$10,025	$10,575
'16	$10,184	$10,589
'16	$10,137	$10,598
'16	$9,995	$10,391
'16	$10,449	$10,801
'16	$10,589	$11,004
'17	$10,817	$11,225
'17	$10,935	$11,660
'17	$10,873	$11,667
'17	$10,811	$11,790
'17	$10,756	$11,941
'17	$10,928	$12,024
'17	$11,101	$12,262
'17	$10,953	$12,301
'17	$11,354	$12,563
'17	$11,453	$12,851
'17	$11,829	$13,243
'17	$11,910	$13,390
'18	$12,209	$14,125
'18	$11,478	$13,607
'18	$11,453	$13,298
'18	$11,567	$13,343
'18	$11,542	$13,684
'18	$11,408	$13,772
'18	$11,682	$14,247
'18	$11,783	$14,738
'18	$11,637	$14,794
'18	$10,811	$13,747
'18	$11,110	$14,027
'18	$9,824	$12,750
'19	$10,687	$13,818
'19	$11,023	$14,286
'19	$10,962	$14,535
'19	$11,328	$15,122
'19	$10,519	$14,158
'19	$11,160	$15,152
'19	$11,282	$15,387
'19	$11,008	$15,105
'19	$11,351	$15,367
'19	$11,672	$15,693
'19	$12,160	$16,286
'19	$12,524	$16,756
'20	$12,475	$16,774
'20	$11,411	$15,404
'20	$10,021	$13,368
'20	$11,199	$15,135
'20	$11,681	$15,933
'20	$11,894	$16,285
'20	$12,458	$17,239
'20	$13,473	$18,504
'20	$12,982	$17,828
'20	$12,548	$17,398
'20	$14,053	$19,447
'20	$14,828	$20,269
'21	$14,871	$20,102
'21	$15,150	$20,685
'21	$15,878	$21,467
'21	$16,590	$22,623
'21	$16,810	$22,730
'21	$17,284	$23,300
'21	$17,758	$23,784
'21	$18,326	$24,472
'21	$17,377	$23,348
'21	$18,690	$24,968
'21	$18,232	$24,633
'21	$19,021	$25,631
'22	$18,040	$24,186
'22	$17,555	$23,522
'22	$18,174	$24,316
'22	$16,679	$22,149
'22	$16,670	$22,115
'22	$15,403	$20,263
'22	$16,850	$22,150
'22	$16,298	$21,300
'22	$14,861	$19,329
'22	$16,194	$20,879
'22	$17,108	$22,008
'22	$15,979	$20,729
'23	$17,162	$22,118
'23	$16,669	$21,592
'23	$17,290	$22,275
'23	$17,556	$22,551
'23	$17,645	$22,656
'23	$18,670	$24,186
'23	$19,291	$25,018
'23	$18,887	$24,580
'23	$18,049	$23,425
'23	$17,566	$22,859
'23	$19,173	$24,994
'23	$20,136	$26,228
'24	$20,398	$26,594
'24	$21,316	$28,030
'24	$22,264	$28,928
'24	$21,508	$27,697
'24	$22,697	$29,002
'24	$23,262	$29,961
'24	$23,817	$30,397
'24	$24,119	$31,118
'24	$24,694	$31,783
'24	$24,270	$31,561
'24	$25,632	$33,593
'24	$24,814	$32,657
'25	$25,410	$33,696
'25	$24,652	$33,107
'25	$23,147	$31,191
'25	$22,855	$31,005
'25	$24,338	$32,984
'25	$25,659	$34,655
'25	$26,265	$35,425
'25	$26,958	$36,170
'25	$27,965	$37,424
'25	$29,004	$38,232
'25	$29,243	$38,325

Average Annual Return [Table Text Block]
Class/Index	1-Year	5-Year	10-Year
Class R No Sales Charge	14.09%	15.78%	11.33%
Russell 1000® Index	14.09%	14.53%	14.38%

No Deduction of Taxes [Text Block]		The performance graph and returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Material Change Date	Dec. 01, 2024
AssetsNet		$ 283,315,528
Holdings Count | Holding		92
Advisory Fees Paid, Amount		$ 1,099,521
InvestmentCompanyPortfolioTurnover		16.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets ($)	283,315,528
Number of Portfolio Holdings	92
Portfolio Turnover Rate (%)	16
Total Net Advisory Fees Paid ($)	1,099,521

Holdings [Text Block]

Asset Allocation

Asset Type	% of Net Assets
Common Stocks	99%
Cash Equivalents	1%
Put Options Purchased	0%
Other Assets and Liabilities, Net	0%
Total	100%

Sector Allocation

Sector	% of Net Assets
Information Technology	33%
Financials	15%
Consumer Discretionary	11%
Communication Services	11%
Health Care	9%
Industrials	7%
Consumer Staples	5%
Energy	3%
Utilities	2%
Real Estate	2%
Materials	2%

Ten Largest Equity Holdings

Holdings	45.9% of Net Assets
Apple, Inc.	9.2%
Microsoft Corp.	8.6%
Alphabet, Inc.	8.4%
NVIDIA Corp.	6.0%
Amazon.com, Inc.	3.2%
Bank of America Corp.	2.4%
Broadcom, Inc.	2.3%
The Goldman Sachs Group, Inc.	2.0%
Amgen, Inc.	1.9%
Tesla, Inc.	1.9%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Fund since December 1, 2024. For more information, review the Fund's current prospectus at dws.com/mutualreports, or call (800) 728-3337.

Effective December 15, 2025, the Fund changed its name from DWS ESG Core Equity Fund to DWS Enhanced Core Equity Fund.

The Fund also modified its 80% investment policy to "the Fund invests at least 80% of net assets, plus the amount of any borrowings for investment purposes, in equities, mainly common stocks" and modified its investment process.

Material Fund Change Name [Text Block]		Effective December 15, 2025, the Fund changed its name from DWS ESG Core Equity Fund to DWS Enhanced Core Equity Fund.
Material Fund Change Strategies [Text Block]

The Fund also modified its 80% investment policy to "the Fund invests at least 80% of net assets, plus the amount of any borrowings for investment purposes, in equities, mainly common stocks" and modified its investment process.

Summary of Change Legend [Text Block]		This is a summary of certain changes of the Fund since December 1, 2024. For more information, review the Fund's current prospectus at dws.com/mutualreports, or call (800) 728-3337.
C000203118
Shareholder Report [Line Items]
Fund Name		DWS ESG Core Equity Fund
Class Name		Class R6
Trading Symbol		DESUX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about DWS ESG Core Equity Fund (the "Fund") for the period December 1, 2024 to November 30, 2025.
Additional Information [Text Block]		You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.
Material Fund Change Notice [Text Block]		This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		(800) 728-3337
Additional Information Website		dws.com/mutualreports
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$59	0.55%

Gross expense ratio as of the latest prospectus: 0.59%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Expenses Paid, Amount		$ 59
Expense Ratio, Percent		0.55%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Class R6 shares of the Fund returned 14.64% for the period ended November 30, 2025. The Russell 1000® Index, returned 14.09% for the same period.

Individual stock selection was the primary reason for the Fund’s outperformance relative to the Russell 1000® Index. The Fund produced the best results in the communication services sector, where an overweight position in Google parent Alphabet, Inc. (8.4%) accounted for nearly all of the positive showing. Investors grew more optimistic regarding the company’s ability to capitalize on the growth potential of artificial intelligence, boosting its shares. The financials sector was a further area of strength, led by Citigroup, Inc. (1.8%) and Goldman Sachs Group, Inc.* The Fund also outperformed in industrials, where Howmet Aerospace, Inc. (1.6%) and GE Aerospace* both benefited from the broader strength in the defense industry amid ongoing geopolitical tensions. The information technology sector was also home to a number of individual winners, including the semiconductor companies Micron Technology, Inc. (1.3%), Lam Research Corp (0.8%), and Advanced Micro Devices, Inc. (1.2%).

On the other hand, stock selection in health care detracted from relative performance. Holdings in the insurance stocks Cigna Group (1.7%), Humana, Inc., (0.5%) and Centene Corp. (0.3%) all lost ground amid concerns about rising costs and shifting government policies related to Medicare and Medicaid. The Fund lagged in real estate due to the underperformance of its positions in Iron Mountain, Inc. (0.9%) and Digital Realty Trust, Inc. (0.6%). Outside of these two sectors, an underweight in the semiconductor stock Broadcom, Inc (2.3%) was a key detractor, as were overweights in Salesforce, Inc. (1.1%), Owens Corning (0.5%), and KKR & Co., Inc. (0.8%). The liquid natural gas infrastructure company New Fortress Energy, Inc. (0.03%), which came under pressure from worries about whether it could avoid bankruptcy, was an additional detractor of note.

Percentages in parentheses are based on the Fund’s net assets as of November 30, 2025.

* Not held at November 30, 2025.

Performance Past Does Not Indicate Future [Text]		The Fund's past performance is not a good predictor or guarantee of the Fund's future performance.
Line Graph [Table Text Block]
	Class R6	Russell 1000® Index
'15	$10,000	$10,000
'15	$9,540	$9,820
'16	$8,904	$9,292
'16	$9,009	$9,288
'16	$9,764	$9,935
'16	$9,953	$9,989
'16	$10,030	$10,164
'16	$9,670	$10,187
'16	$10,066	$10,575
'16	$10,231	$10,589
'16	$10,190	$10,598
'16	$10,054	$10,391
'16	$10,515	$10,801
'16	$10,664	$11,004
'17	$10,894	$11,225
'17	$11,018	$11,660
'17	$10,962	$11,667
'17	$10,906	$11,790
'17	$10,857	$11,941
'17	$11,037	$12,024
'17	$11,218	$12,262
'17	$11,074	$12,301
'17	$11,485	$12,563
'17	$11,591	$12,851
'17	$11,977	$13,243
'17	$12,061	$13,390
'18	$12,370	$14,125
'18	$11,635	$13,607
'18	$11,622	$13,298
'18	$11,744	$13,343
'18	$11,725	$13,684
'18	$11,590	$13,772
'18	$11,873	$14,247
'18	$11,983	$14,738
'18	$11,841	$14,794
'18	$11,002	$13,747
'18	$11,319	$14,027
'18	$10,017	$12,750
'19	$10,891	$13,818
'19	$11,235	$14,286
'19	$11,180	$14,535
'19	$11,563	$15,122
'19	$10,743	$14,158
'19	$11,399	$15,152
'19	$11,524	$15,387
'19	$11,258	$15,105
'19	$11,610	$15,367
'19	$11,945	$15,693
'19	$12,453	$16,286
'19	$12,828	$16,756
'20	$12,786	$16,774
'20	$11,709	$15,404
'20	$10,279	$13,368
'20	$11,499	$15,135
'20	$12,003	$15,933
'20	$12,230	$16,285
'20	$12,819	$17,239
'20	$13,862	$18,504
'20	$13,366	$17,828
'20	$12,929	$17,398
'20	$14,485	$19,447
'20	$15,295	$20,269
'21	$15,348	$20,102
'21	$15,637	$20,685
'21	$16,408	$21,467
'21	$17,153	$22,623
'21	$17,390	$22,730
'21	$17,890	$23,300
'21	$18,389	$23,784
'21	$18,994	$24,472
'21	$18,021	$23,348
'21	$19,388	$24,968
'21	$18,924	$24,633
'21	$19,753	$25,631
'22	$18,750	$24,186
'22	$18,254	$23,522
'22	$18,909	$24,316
'22	$17,361	$22,149
'22	$17,361	$22,115
'22	$16,060	$20,263
'22	$17,569	$22,150
'22	$17,003	$21,300
'22	$15,505	$19,329
'22	$16,904	$20,879
'22	$17,867	$22,008
'22	$16,699	$20,729
'23	$17,942	$22,118
'23	$17,434	$21,592
'23	$18,087	$22,275
'23	$18,377	$22,551
'23	$18,480	$22,656
'23	$19,557	$24,186
'23	$20,219	$25,018
'23	$19,805	$24,580
'23	$18,925	$23,425
'23	$18,428	$22,859
'23	$20,126	$24,994
'23	$21,139	$26,228
'24	$21,427	$26,594
'24	$22,406	$28,030
'24	$23,406	$28,928
'24	$22,619	$27,697
'24	$23,885	$29,002
'24	$24,482	$29,961
'24	$25,088	$30,397
'24	$25,418	$31,118
'24	$26,025	$31,783
'24	$25,589	$31,561
'24	$27,047	$33,593
'24	$26,192	$32,657
'25	$26,836	$33,696
'25	$26,043	$33,107
'25	$24,457	$31,191
'25	$24,169	$31,005
'25	$25,744	$32,984
'25	$27,158	$34,655
'25	$27,801	$35,425
'25	$28,548	$36,170
'25	$29,640	$37,424
'25	$30,743	$38,232
'25	$31,008	$38,325

Average Annual Return [Table Text Block]
Class/Index	1-Year	5-Year	10-Year
Class R6 No Sales Charge	14.64%	16.44%	11.98%
Russell 1000® Index	14.09%	14.53%	14.38%

No Deduction of Taxes [Text Block]		The performance graph and returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Material Change Date	Dec. 01, 2024
AssetsNet		$ 283,315,528
Holdings Count | Holding		92
Advisory Fees Paid, Amount		$ 1,099,521
InvestmentCompanyPortfolioTurnover		16.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets ($)	283,315,528
Number of Portfolio Holdings	92
Portfolio Turnover Rate (%)	16
Total Net Advisory Fees Paid ($)	1,099,521

Holdings [Text Block]

Asset Allocation

Asset Type	% of Net Assets
Common Stocks	99%
Cash Equivalents	1%
Put Options Purchased	0%
Other Assets and Liabilities, Net	0%
Total	100%

Sector Allocation

Sector	% of Net Assets
Information Technology	33%
Financials	15%
Consumer Discretionary	11%
Communication Services	11%
Health Care	9%
Industrials	7%
Consumer Staples	5%
Energy	3%
Utilities	2%
Real Estate	2%
Materials	2%

Ten Largest Equity Holdings

Holdings	45.9% of Net Assets
Apple, Inc.	9.2%
Microsoft Corp.	8.6%
Alphabet, Inc.	8.4%
NVIDIA Corp.	6.0%
Amazon.com, Inc.	3.2%
Bank of America Corp.	2.4%
Broadcom, Inc.	2.3%
The Goldman Sachs Group, Inc.	2.0%
Amgen, Inc.	1.9%
Tesla, Inc.	1.9%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Fund since December 1, 2024. For more information, review the Fund's current prospectus at dws.com/mutualreports, or call (800) 728-3337.

Effective December 15, 2025, the Fund changed its name from DWS ESG Core Equity Fund to DWS Enhanced Core Equity Fund.

The Fund also modified its 80% investment policy to "the Fund invests at least 80% of net assets, plus the amount of any borrowings for investment purposes, in equities, mainly common stocks" and modified its investment process.

Material Fund Change Name [Text Block]		Effective December 15, 2025, the Fund changed its name from DWS ESG Core Equity Fund to DWS Enhanced Core Equity Fund.
Material Fund Change Strategies [Text Block]

The Fund also modified its 80% investment policy to "the Fund invests at least 80% of net assets, plus the amount of any borrowings for investment purposes, in equities, mainly common stocks" and modified its investment process.

Summary of Change Legend [Text Block]		This is a summary of certain changes of the Fund since December 1, 2024. For more information, review the Fund's current prospectus at dws.com/mutualreports, or call (800) 728-3337.
C000203119
Shareholder Report [Line Items]
Fund Name		DWS ESG Core Equity Fund
Class Name		Class S
Trading Symbol		DESSX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about DWS ESG Core Equity Fund (the "Fund") for the period December 1, 2024 to November 30, 2025.
Additional Information [Text Block]		You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.
Material Fund Change Notice [Text Block]		This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		(800) 728-3337
Additional Information Website		dws.com/mutualreports
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class S	$59	0.55%

Gross expense ratio as of the latest prospectus: 0.68%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Expenses Paid, Amount		$ 59
Expense Ratio, Percent		0.55%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Class S shares of the Fund returned 14.66% for the period ended November 30, 2025. The Russell 1000® Index, returned 14.09% for the same period.

Individual stock selection was the primary reason for the Fund’s outperformance relative to the Russell 1000® Index. The Fund produced the best results in the communication services sector, where an overweight position in Google parent Alphabet, Inc. (8.4%) accounted for nearly all of the positive showing. Investors grew more optimistic regarding the company’s ability to capitalize on the growth potential of artificial intelligence, boosting its shares. The financials sector was a further area of strength, led by Citigroup, Inc. (1.8%) and Goldman Sachs Group, Inc.* The Fund also outperformed in industrials, where Howmet Aerospace, Inc. (1.6%) and GE Aerospace* both benefited from the broader strength in the defense industry amid ongoing geopolitical tensions. The information technology sector was also home to a number of individual winners, including the semiconductor companies Micron Technology, Inc. (1.3%), Lam Research Corp (0.8%), and Advanced Micro Devices, Inc. (1.2%).

On the other hand, stock selection in health care detracted from relative performance. Holdings in the insurance stocks Cigna Group (1.7%), Humana, Inc., (0.5%) and Centene Corp. (0.3%) all lost ground amid concerns about rising costs and shifting government policies related to Medicare and Medicaid. The Fund lagged in real estate due to the underperformance of its positions in Iron Mountain, Inc. (0.9%) and Digital Realty Trust, Inc. (0.6%). Outside of these two sectors, an underweight in the semiconductor stock Broadcom, Inc (2.3%) was a key detractor, as were overweights in Salesforce, Inc. (1.1%), Owens Corning (0.5%), and KKR & Co., Inc. (0.8%). The liquid natural gas infrastructure company New Fortress Energy, Inc. (0.03%), which came under pressure from worries about whether it could avoid bankruptcy, was an additional detractor of note.

Percentages in parentheses are based on the Fund’s net assets as of November 30, 2025.

* Not held at November 30, 2025.

Performance Past Does Not Indicate Future [Text]		The Fund's past performance is not a good predictor or guarantee of the Fund's future performance.
Line Graph [Table Text Block]
	Class S	Russell 1000® Index
'15	$10,000	$10,000
'15	$9,535	$9,820
'16	$8,900	$9,292
'16	$9,005	$9,288
'16	$9,759	$9,935
'16	$9,948	$9,989
'16	$10,025	$10,164
'16	$9,659	$10,187
'16	$10,054	$10,575
'16	$10,219	$10,589
'16	$10,178	$10,598
'16	$10,042	$10,391
'16	$10,503	$10,801
'16	$10,644	$11,004
'17	$10,880	$11,225
'17	$11,005	$11,660
'17	$10,942	$11,667
'17	$10,887	$11,790
'17	$10,837	$11,941
'17	$11,011	$12,024
'17	$11,191	$12,262
'17	$11,048	$12,301
'17	$11,458	$12,563
'17	$11,564	$12,851
'17	$11,949	$13,243
'17	$12,029	$13,390
'18	$12,337	$14,125
'18	$11,604	$13,607
'18	$11,585	$13,298
'18	$11,707	$13,343
'18	$11,688	$13,684
'18	$11,553	$13,772
'18	$11,836	$14,247
'18	$11,945	$14,738
'18	$11,804	$14,794
'18	$10,968	$13,747
'18	$11,276	$14,027
'18	$9,982	$12,750
'19	$10,853	$13,818
'19	$11,202	$14,286
'19	$11,148	$14,535
'19	$11,521	$15,122
'19	$10,705	$14,158
'19	$11,365	$15,152
'19	$11,490	$15,387
'19	$11,218	$15,105
'19	$11,567	$15,367
'19	$11,901	$15,693
'19	$12,406	$16,286
'19	$12,777	$16,756
'20	$12,735	$16,774
'20	$11,656	$15,404
'20	$10,234	$13,368
'20	$11,447	$15,135
'20	$11,949	$15,933
'20	$12,175	$16,285
'20	$12,761	$17,239
'20	$13,798	$18,504
'20	$13,304	$17,828
'20	$12,861	$17,398
'20	$14,409	$19,447
'20	$15,215	$20,269
'21	$15,267	$20,102
'21	$15,563	$20,685
'21	$16,321	$21,467
'21	$17,061	$22,623
'21	$17,296	$22,730
'21	$17,793	$23,300
'21	$18,281	$23,784
'21	$18,882	$24,472
'21	$17,915	$23,348
'21	$19,273	$24,968
'21	$18,812	$24,633
'21	$19,633	$25,631
'22	$18,638	$24,186
'22	$18,136	$23,522
'22	$18,796	$24,316
'22	$17,249	$22,149
'22	$17,249	$22,115
'22	$15,949	$20,263
'22	$17,456	$22,150
'22	$16,895	$21,300
'22	$15,407	$19,329
'22	$16,796	$20,879
'22	$17,752	$22,008
'22	$16,586	$20,729
'23	$17,818	$22,118
'23	$17,315	$21,592
'23	$17,972	$22,275
'23	$18,259	$22,551
'23	$18,362	$22,656
'23	$19,419	$24,186
'23	$20,086	$25,018
'23	$19,676	$24,580
'23	$18,803	$23,425
'23	$18,311	$22,859
'23	$19,994	$24,994
'23	$20,999	$26,228
'24	$21,283	$26,594
'24	$22,254	$28,030
'24	$23,257	$28,928
'24	$22,465	$27,697
'24	$23,721	$29,002
'24	$24,322	$29,961
'24	$24,924	$30,397
'24	$25,251	$31,118
'24	$25,852	$31,783
'24	$25,420	$31,561
'24	$26,865	$33,593
'24	$26,007	$32,657
'25	$26,645	$33,696
'25	$25,870	$33,107
'25	$24,298	$31,191
'25	$24,002	$31,005
'25	$25,563	$32,984
'25	$26,964	$34,655
'25	$27,613	$35,425
'25	$28,354	$36,170
'25	$29,436	$37,424
'25	$30,530	$38,232
'25	$30,803	$38,325

Average Annual Return [Table Text Block]
Class/Index	1-Year	5-Year	10-Year
Class S No Sales Charge	14.66%	16.41%	11.91%
Russell 1000® Index	14.09%	14.53%	14.38%

No Deduction of Taxes [Text Block]		The performance graph and returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Material Change Date	Dec. 01, 2024
AssetsNet		$ 283,315,528
Holdings Count | Holding		92
Advisory Fees Paid, Amount		$ 1,099,521
InvestmentCompanyPortfolioTurnover		16.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets ($)	283,315,528
Number of Portfolio Holdings	92
Portfolio Turnover Rate (%)	16
Total Net Advisory Fees Paid ($)	1,099,521

Holdings [Text Block]

Asset Allocation

Asset Type	% of Net Assets
Common Stocks	99%
Cash Equivalents	1%
Put Options Purchased	0%
Other Assets and Liabilities, Net	0%
Total	100%

Sector Allocation

Sector	% of Net Assets
Information Technology	33%
Financials	15%
Consumer Discretionary	11%
Communication Services	11%
Health Care	9%
Industrials	7%
Consumer Staples	5%
Energy	3%
Utilities	2%
Real Estate	2%
Materials	2%

Ten Largest Equity Holdings

Holdings	45.9% of Net Assets
Apple, Inc.	9.2%
Microsoft Corp.	8.6%
Alphabet, Inc.	8.4%
NVIDIA Corp.	6.0%
Amazon.com, Inc.	3.2%
Bank of America Corp.	2.4%
Broadcom, Inc.	2.3%
The Goldman Sachs Group, Inc.	2.0%
Amgen, Inc.	1.9%
Tesla, Inc.	1.9%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Fund since December 1, 2024. For more information, review the Fund's current prospectus at dws.com/mutualreports, or call (800) 728-3337.

Effective December 15, 2025, the Fund changed its name from DWS ESG Core Equity Fund to DWS Enhanced Core Equity Fund.

The Fund also modified its 80% investment policy to "the Fund invests at least 80% of net assets, plus the amount of any borrowings for investment purposes, in equities, mainly common stocks" and modified its investment process.

Material Fund Change Name [Text Block]		Effective December 15, 2025, the Fund changed its name from DWS ESG Core Equity Fund to DWS Enhanced Core Equity Fund.
Material Fund Change Strategies [Text Block]

The Fund also modified its 80% investment policy to "the Fund invests at least 80% of net assets, plus the amount of any borrowings for investment purposes, in equities, mainly common stocks" and modified its investment process.

Summary of Change Legend [Text Block]		This is a summary of certain changes of the Fund since December 1, 2024. For more information, review the Fund's current prospectus at dws.com/mutualreports, or call (800) 728-3337.
C000203121
Shareholder Report [Line Items]
Fund Name		DWS ESG Core Equity Fund
Class Name		Institutional Class
Trading Symbol		DESGX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about DWS ESG Core Equity Fund (the "Fund") for the period December 1, 2024 to November 30, 2025.
Additional Information [Text Block]		You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.
Material Fund Change Notice [Text Block]		This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		(800) 728-3337
Additional Information Website		dws.com/mutualreports
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$59	0.55%

Gross expense ratio as of the latest prospectus: 0.65%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Expenses Paid, Amount		$ 59
Expense Ratio, Percent		0.55%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Institutional Class shares of the Fund returned 14.64% for the period ended November 30, 2025. The Russell 1000® Index, returned 14.09% for the same period.

Individual stock selection was the primary reason for the Fund’s outperformance relative to the Russell 1000® Index. The Fund produced the best results in the communication services sector, where an overweight position in Google parent Alphabet, Inc. (8.4%) accounted for nearly all of the positive showing. Investors grew more optimistic regarding the company’s ability to capitalize on the growth potential of artificial intelligence, boosting its shares. The financials sector was a further area of strength, led by Citigroup, Inc. (1.8%) and Goldman Sachs Group, Inc.* The Fund also outperformed in industrials, where Howmet Aerospace, Inc. (1.6%) and GE Aerospace* both benefited from the broader strength in the defense industry amid ongoing geopolitical tensions. The information technology sector was also home to a number of individual winners, including the semiconductor companies Micron Technology, Inc. (1.3%), Lam Research Corp (0.8%), and Advanced Micro Devices, Inc. (1.2%).

On the other hand, stock selection in health care detracted from relative performance. Holdings in the insurance stocks Cigna Group (1.7%), Humana, Inc., (0.5%) and Centene Corp. (0.3%) all lost ground amid concerns about rising costs and shifting government policies related to Medicare and Medicaid. The Fund lagged in real estate due to the underperformance of its positions in Iron Mountain, Inc. (0.9%) and Digital Realty Trust, Inc. (0.6%). Outside of these two sectors, an underweight in the semiconductor stock Broadcom, Inc (2.3%) was a key detractor, as were overweights in Salesforce, Inc. (1.1%), Owens Corning (0.5%), and KKR & Co., Inc. (0.8%). The liquid natural gas infrastructure company New Fortress Energy, Inc. (0.03%), which came under pressure from worries about whether it could avoid bankruptcy, was an additional detractor of note.

Percentages in parentheses are based on the Fund’s net assets as of November 30, 2025.

* Not held at November 30, 2025.

Performance Past Does Not Indicate Future [Text]		The Fund's past performance is not a good predictor or guarantee of the Fund's future performance.
Line Graph [Table Text Block]
	Institutional Class	Russell 1000® Index
'15	$1,000,000	$1,000,000
'15	$953,526	$982,010
'16	$890,035	$929,154
'16	$901,102	$928,835
'16	$975,932	$993,538
'16	$994,802	$998,941
'16	$1,002,468	$1,016,434
'16	$966,497	$1,018,736
'16	$1,005,417	$1,057,544
'16	$1,022,518	$1,058,949
'16	$1,017,800	$1,059,787
'16	$1,004,237	$1,039,121
'16	$1,050,233	$1,080,087
'16	$1,064,725	$1,100,378
'17	$1,088,317	$1,122,505
'17	$1,100,733	$1,165,955
'17	$1,094,525	$1,166,692
'17	$1,088,938	$1,179,027
'17	$1,083,971	$1,194,074
'17	$1,101,354	$1,202,411
'17	$1,119,358	$1,226,223
'17	$1,105,700	$1,230,059
'17	$1,146,054	$1,256,253
'17	$1,157,229	$1,285,066
'17	$1,195,100	$1,324,255
'17	$1,203,472	$1,339,018
'18	$1,234,330	$1,412,521
'18	$1,161,042	$1,360,663
'18	$1,159,113	$1,329,779
'18	$1,171,328	$1,334,299
'18	$1,169,399	$1,368,358
'18	$1,155,899	$1,377,207
'18	$1,184,185	$1,424,736
'18	$1,195,114	$1,473,829
'18	$1,180,971	$1,479,425
'18	$1,097,396	$1,374,736
'18	$1,128,255	$1,402,713
'18	$998,194	$1,274,958
'19	$1,085,973	$1,381,804
'19	$1,120,929	$1,428,590
'19	$1,115,491	$1,453,461
'19	$1,152,778	$1,512,158
'19	$1,071,213	$1,415,797
'19	$1,137,242	$1,515,192
'19	$1,149,671	$1,538,723
'19	$1,122,483	$1,510,540
'19	$1,157,439	$1,536,723
'19	$1,190,841	$1,569,292
'19	$1,241,334	$1,628,598
'19	$1,279,290	$1,675,630
'20	$1,274,269	$1,677,439
'20	$1,166,337	$1,540,363
'20	$1,024,101	$1,336,805
'20	$1,145,420	$1,513,454
'20	$1,195,621	$1,593,306
'20	$1,218,212	$1,628,540
'20	$1,276,780	$1,723,901
'20	$1,381,365	$1,850,430
'20	$1,331,164	$1,782,801
'20	$1,287,656	$1,739,809
'20	$1,443,280	$1,944,684
'20	$1,523,532	$2,026,897
'21	$1,528,758	$2,010,204
'21	$1,558,375	$2,068,461
'21	$1,634,160	$2,146,738
'21	$1,708,202	$2,262,298
'21	$1,731,722	$2,273,037
'21	$1,781,374	$2,329,993
'21	$1,831,026	$2,378,396
'21	$1,891,131	$2,447,232
'21	$1,794,440	$2,334,821
'21	$1,930,329	$2,496,828
'21	$1,885,033	$2,463,334
'21	$1,966,847	$2,563,112
'22	$1,866,287	$2,418,603
'22	$1,816,992	$2,352,233
'22	$1,883,047	$2,431,610
'22	$1,728,262	$2,214,855
'22	$1,728,262	$2,211,488
'22	$1,598,125	$2,026,276
'22	$1,748,966	$2,215,002
'22	$1,692,770	$2,129,954
'22	$1,543,901	$1,932,875
'22	$1,682,911	$2,087,892
'22	$1,778,543	$2,200,842
'22	$1,661,580	$2,072,867
'23	$1,785,916	$2,211,842
'23	$1,734,538	$2,159,210
'23	$1,800,302	$2,227,513
'23	$1,829,074	$2,255,114
'23	$1,839,350	$2,265,618
'23	$1,946,217	$2,418,633
'23	$2,011,982	$2,501,806
'23	$1,970,879	$2,458,042
'23	$1,883,535	$2,342,523
'23	$1,834,212	$2,285,906
'23	$2,002,734	$2,499,399
'23	$2,104,389	$2,622,784
'24	$2,132,913	$2,659,361
'24	$2,230,104	$2,802,970
'24	$2,330,463	$2,892,825
'24	$2,251,232	$2,769,729
'24	$2,376,946	$2,900,155
'24	$2,437,162	$2,996,141
'24	$2,497,378	$3,039,743
'24	$2,530,127	$3,111,795
'24	$2,590,343	$3,178,331
'24	$2,547,030	$3,156,123
'24	$2,691,759	$3,359,311
'24	$2,605,840	$3,265,654
'25	$2,669,703	$3,369,605
'25	$2,591,014	$3,310,667
'25	$2,433,637	$3,119,067
'25	$2,405,127	$3,100,504
'25	$2,561,363	$3,298,432
'25	$2,701,634	$3,465,469
'25	$2,766,638	$3,542,477
'25	$2,840,764	$3,617,038
'25	$2,949,103	$3,742,431
'25	$3,058,583	$3,823,198
'25	$3,085,953	$3,832,517

Average Annual Return [Table Text Block]
Class/Index	1-Year	5-Year	10-Year
Institutional Class No Sales Charge	14.64%	16.41%	11.93%
Russell 1000® Index	14.09%	14.53%	14.38%

No Deduction of Taxes [Text Block]		The performance graph and returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Material Change Date	Dec. 01, 2024
AssetsNet		$ 283,315,528
Holdings Count | Holding		92
Advisory Fees Paid, Amount		$ 1,099,521
InvestmentCompanyPortfolioTurnover		16.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets ($)	283,315,528
Number of Portfolio Holdings	92
Portfolio Turnover Rate (%)	16
Total Net Advisory Fees Paid ($)	1,099,521

Holdings [Text Block]

Asset Allocation

Asset Type	% of Net Assets
Common Stocks	99%
Cash Equivalents	1%
Put Options Purchased	0%
Other Assets and Liabilities, Net	0%
Total	100%

Sector Allocation

Sector	% of Net Assets
Information Technology	33%
Financials	15%
Consumer Discretionary	11%
Communication Services	11%
Health Care	9%
Industrials	7%
Consumer Staples	5%
Energy	3%
Utilities	2%
Real Estate	2%
Materials	2%

Ten Largest Equity Holdings

Holdings	45.9% of Net Assets
Apple, Inc.	9.2%
Microsoft Corp.	8.6%
Alphabet, Inc.	8.4%
NVIDIA Corp.	6.0%
Amazon.com, Inc.	3.2%
Bank of America Corp.	2.4%
Broadcom, Inc.	2.3%
The Goldman Sachs Group, Inc.	2.0%
Amgen, Inc.	1.9%
Tesla, Inc.	1.9%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Fund since December 1, 2024. For more information, review the Fund's current prospectus at dws.com/mutualreports, or call (800) 728-3337.

Effective December 15, 2025, the Fund changed its name from DWS ESG Core Equity Fund to DWS Enhanced Core Equity Fund.

The Fund also modified its 80% investment policy to "the Fund invests at least 80% of net assets, plus the amount of any borrowings for investment purposes, in equities, mainly common stocks" and modified its investment process.

Material Fund Change Name [Text Block]		Effective December 15, 2025, the Fund changed its name from DWS ESG Core Equity Fund to DWS Enhanced Core Equity Fund.
Material Fund Change Strategies [Text Block]

The Fund also modified its 80% investment policy to "the Fund invests at least 80% of net assets, plus the amount of any borrowings for investment purposes, in equities, mainly common stocks" and modified its investment process.

Summary of Change Legend [Text Block]		This is a summary of certain changes of the Fund since December 1, 2024. For more information, review the Fund's current prospectus at dws.com/mutualreports, or call (800) 728-3337.